Property and Equipment, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, net	Property and Equipment, net
Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Computer equipment	2,560,271	2,582,591	328,997
Furniture and fixture	590,217	598,917	76,296
Office equipment	90,057	90,057	11,472
Leasehold improvements	652,073	652,073	83,068
Less: accumulated depreciation	(3,489,511)	(3,618,645)	(460,980)
Net book value	403,107	304,993	38,853
Depreciation expense of property and equipment totalled HK$17,055 and HK$129,135 (US$16,451) for the six months ended June 30, 2024 and 2025, respectively.